CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Statements of Comprehensive Income) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net income	$ 13,369	83,309	56,573	76,157	$ 6,092	37,971	16,821	39,317
Foreign currency translation adjustments	(14)	(87)	(751)	(1,188)	(415)	(2,585)	(7,019)	(2,139)
Change in fair value of available-for-sale investments, net of taxes	200	1,247	187	(85)	200	1,247	187	(85)
Comprehensive income attributable to ChinaEdu Corporation shareholders	$ 5,877	36,633	9,989	37,093	$ 5,877	36,633	9,989	37,093